BLACKROCK BALANCED CAPITAL FUND, INC.

Supplement dated October 8, 2010 to the Prospectus dated January 28, 2010

The following changes are made to the Prospectus of BlackRock Balanced Capital Fund, Inc. (the “Fund”).

The third paragraph in the section in the Prospectus captioned “Fund Overview” — Key Facts About BlackRock Balanced Capital Fund, Inc. — Portfolio Managers” is amended as follows:

The Core Portfolio in which the Fund invests a portion of its assets is managed by a team of investment professionals comprised of Robert Doll, Jr., Daniel Hanson and Peter Stournaras.

	Portfolio Manager of
Name	the Core Portfolio Since	Title

Robert Doll, Jr., CFA, CPA	2006	Senior Managing Director and
		Chief Equity Strategist of BlackRock, Inc.

Daniel Hanson, CFA	2006	Managing Director of BlackRock, Inc.

Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Robert Doll, Jr., CFA, CPA, Daniel Hanson, CFA and Peter Stournaras, CFA, are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. The investment professionals responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio are Rick Rieder, Matthew Marra and Eric Pellicciaro. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Fund — Portfolio Manager Information” is amended as follows:

The information in the third paragraph in the section about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Core Portfolio in which the Fund invests the equity portion of its assets is managed by a team of investment professionals comprised of Robert Doll, Jr., Daniel Hanson and Peter Stournaras.

Core Portfolio Managers	Primary Role	Since	Title and Recent Biography

Robert Doll, Jr., CFA, CPA,	Jointly responsible for the day-to-day	2006	Senior Managing Director and Chief
Senior Portfolio Manager	management of the Core Portfolio’s		Equity Strategist of BlackRock, Inc. since
	portfolio including setting the overall		2010; Vice Chairman and Global Chief
	investment strategy and overseeing the		Investment Officer for Equities of
	management of the Core Portfolio		BlackRock, Inc. from 2006 to 2010;
President and Chief Investment Officer of
Merrill Lynch Investment Managers, L.P.
(“MLIM”) and its affiliate, Fund Asset
Management, L.P., from 2001 to 2006;
President and a member of the Board of
the funds advised by MLIM and its
affiliates from 2005 to 2006

Core Portfolio Managers	Primary Role	Since	Title and Recent Biography

Daniel Hanson, CFA,	Jointly responsible for the day-to-day	2006	Managing Director of BlackRock, Inc.
Portfolio Manager	management of the Core Portfolio’s		since 2009; Director of BlackRock, Inc.
	portfolio including setting the overall		from 2007 to 2008; Vice President of
	investment strategy and overseeing the		BlackRock, Inc. in 2006; Vice President of
	management of the Core Portfolio		MLIM from 2003 to 2006

Peter Stournaras, CFA,	Jointly responsible for the day-to-day	2010	Managing Director of BlackRock, Inc.
Portfolio Manager	management of the Core Portfolio’s		since 2010; Director at Northern Trust
	portfolio including setting the overall		Company from 2006 to 2010; Portfolio
	investment strategy and overseeing the		Manager at Smith Barney/Legg Mason
	management of the Core Portfolio		from 2005 to 2006; Director at Citigroup
Asset Management from 1998 to 2005

Shareholders should retain this Supplement for future reference.

Code #ALLPR-BC-1010SUP